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[State Farm Life and Accident Assurance Company Letterhead]

                          May 1, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


  RE: State Farm Life and Accident Assurance Company Variable Annuity Separate Account (File No. 333-57579)


Ladies and Gentlemen:

     On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(c) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus and statement of additional information that would have been filed would not have differed from the prospectus and statement of additional information contained in the registrant's most recent post-effective amendment filed with the Securities and Exchange Commission on April 26, 2002.

     Please contact me at 309-766-0923 if you have any questions about this filing.


                            Sincerely,


                            /s/ Christie S. Kennett


                            Christie S. Kennett
                            Counsel